Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Impairment losses on long-lived assets		$ 1,151,000	$ 87,000	$ 0
Impairment loss on goodwill		0	0	0
Impairment loss on indefinite-lived intangible assets		197,000	0	0
Significant influence existence criteria, minimum ownership percentage		20.00%
Significant influence existence criteria, maximum ownership percentage		50.00%
Impairment loss on equity method investments		1,541,000	236,000	0
Impairment loss on cost method investments		761,000	666,000	0
Business tax and related surcharges rate, Minimum		3.39%
Business tax and related surcharges rate, Maximum		8.70%
VAT and related surcharges rate, Minimum	3.36%
VAT and related surcharges rate, Maximum	6.78%
Business tax and VAT included in revenues and cost of revenues		18,434,000	9,078,000	2,938,000
Advertising cost		21,082,000	7,843,000	9,114,000
Subsidy income		$ 2,570,000	$ 151,000	$ 266,000
Minimum likelihood of uncertain being sustained for uncertain income tax position being recognized		50.00%